FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - Level 2 - Term Loan A and Term Loan B - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Carrying Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term Loan A and Term Loan B	$ 808,681	$ 815,764
Estimated Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term Loan A and Term Loan B	$ 799,185	$ 833,637